SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of options, Outstanding at beginning of year	3,670,134
Amount of options, Granted	532,500
Amount of options, Exercised	(651,427)
Amount of options, Forfeited	(193,750)
Amount of options, Expired	(4,000)
Amount of options, Outstanding at end of year	3,353,457	3,670,134
Amount of options, Vested and expected to vest	3,353,457
Amount of options, exercisable at end of year	1,906,208
Weighted average exercise price, Outstanding at beginning of year	$ 4.25
Weighted average exercise price, Granted	4.35
Weighted average exercise price, Exercised	3.09
Weighted average exercise price, Forfeited	4.34
Weighted average exercise price, Expired	2.12
Weighted average exercise price, Options outstanding at end of year	4.5	$ 4.25
Weighted average exercise price, Vested and expected to vest	4.5
Weighted average exercise price, Option exercisable at end of year	$ 4.46
Weighted average remaining contractual term, Options outstanding (in years)	4 years 1 month 6 days	4 years 3 months 18 days
Weighted average remaining contractual term, Vested and expected to vest (in years)	4 years 1 month 6 days
Weighted average remaining contractual term, Options exercisable at end of year (in years)	3 years 1 month 6 days
Aggregate intrinsic value, Outstanding	$ 6,346	$ 1,370
Aggregate intrinsic value, Vested and expected to vest	6,346
Aggregate intrinsic value, Options exercisable at end of year	$ 3,724